Scudder
S&P 500 Index
Fund

Semiannual Report
June 30, 1999

No-Load Funds

A no-load (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.



SCUDDER

                           Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Date of Inception:  8/29/97     Total Net Assets as of    Ticker Symbol: SCPIX
                               6/30/99: $273.8 million
--------------------------------------------------------------------------------
o For its most recent semiannual period ended June 30, 1999, Scudder S&P 500 Index Fund posted an 11.97% total return, in keeping with the 12.39% return of the unmanaged S&P 500 Index over the same period.^1

o The domestic equity stock market experienced significant volatility during the period, as out-of-favor sectors and asset classes produced strong returns.

o Our long-term outlook for S&P 500 stocks remains positive, given continued low inflation, favorable consumer fundamentals, and low interest rates.



                                Table of Contents

   3  Letter from the Fund's President    Equity 500 Index Portfolio

   4  Performance Update                    15  Statement of Net Assets

   5  Portfolio Summary                     23  Financial Statements

   6  Portfolio Management Discussion       25  Financial Highlights

                                            26  Notes to Financial Statements
Scudder S&P 500 Index Fund

   8  Financial Statements

  11  Financial Highlights                  29  Investment Products and Services

  12  Notes to Financial Statements         30  Scudder Solutions

  14  Officers and Trustees


^1 "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
  "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Scudder S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

                         2 - Scudder S&P 500 Index Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the semiannual report for Scudder S&P 500 Index Fund for the six-month period ended June 30, 1999.

     Over the past two years, concerns over the direction of the global economy have boosted the performance of the large capitalization stocks that make up the S&P 500 Index. Recently, however, continued economic strength in the U.S. and signs of a recovery overseas have made it increasingly apparent that global economic growth is on the upswing. While this development would seem to be good news for S&P 500 stocks, which are primarily multinational companies whose sales tend to be boosted by stronger global growth, we are cautious near term. Market participants, who have been using large-caps as a "safe haven" to seek shelter from the uncertain earnings outlook of recent years, have begun to look for new opportunities in out-of-favor sectors that stand to benefit from a stronger economy. Nevertheless, we remain optimistic concerning the long-term growth prospects for U.S. stocks and the Fund, given low inflation, favorable consumer fundamentals, and low interest rates. For more information about the Fund's market environment and outlook, please see the Portfolio Management Discussion that begins on page 6.

     For those interested in new Scudder products, we are pleased to introduce Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. Both funds are managed with the goal of providing long-term outperformance compared to their benchmark indices, the S&P 500 Index and the Russell 1000 Growth Index, respectively. For more information on either Select fund, please call us at the number below.

     If you have any questions regarding Scudder S&P 500 Index Fund or any other Scudder fund, please call Investor Relations at 1-800-SCUDDER. Or visit Scudder's Web site at www.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder S&P 500 Index Fund

                         3 - Scudder S&P 500 Index Fund

                     Performance Update as of June 30, 1999

-----------------------------
Fund Index Comparison
-----------------------------

                       Total Return
--------------------------------------------
Period
Ended       Growth of               Average
6/30/1999   $10,000    Cumulative   Annual
---------------------------------------------
Scudder S&P 500 Index Fund
--------------------------------------------
1 Year      $ 12,240      22.40%    22.40%
Life of
Fund*       $ 15,563      55.63%    27.25%
---------------------------------------------
S&P 500 Index
---------------------------------------------
1 Year      $ 12,276      22.76%    22.76%
Life of
Fund*       $ 15,681      56.81%    27.87%
---------------------------------------------
* The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.

----------------------------------
Growth of a $10,000 Investment
----------------------------------

THE PRINTED DOCUMENT CONTAINS
A LINE CHART HERE

CHART DATA:

                    S&P 500 Index       Scudder S&P 500 Index Fund

              8/97*    10000                     10000
              9/97     10548                     10542
             12/97     10851                     10834
              3/98     12365                     12325
              6/98     12773                     12715
              9/98     11502                     11460
             12/98     13953                     13899
              3/99     14647                     14558
              6/99     15681                     15563

The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-------------------------------------
Returns and Per Share Information
-------------------------------------

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE
ILLUSTRATING THE FUND TOTAL RETURN (%) AND
INDEX TOTAL RETURN (%)

CHART DATA:

                                                             Years ended June 30

                                                                1998*    1999
--------------------------------------------------------------------------------
Net Asset Value                                                $ 15.11 $ 18.33
--------------------------------------------------------------------------------
Income Dividends                                               $  .14  $  .16
--------------------------------------------------------------------------------
Capital Gains Distributions                                    $   --  $   --
--------------------------------------------------------------------------------
Fund Total Return (%)                                           27.15   22.40
--------------------------------------------------------------------------------
Index Total Return (%)                                          27.73   22.76
--------------------------------------------------------------------------------

Performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns would have been lower for the one year and life of Fund period.


                         4 - Scudder S&P 500 Index Fund

                     Portfolio Summary as of June 30, 1999

                           Equity 500 Index Portfolio

-----------------------
Asset Allocation
-----------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

Common Stocks                   98%
Cash Equivalents                 2%
------------------------------------
                               100%
------------------------------------


The Portfolio is essentially fully invested in common stocks that make up the S&P 500 Index.

------------------------------------
Sector Diversification
(Excludes 2% Cash Equivalents)
------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

Financial                       16%
Consumer Staples                13%
Capital Goods                   12%
Technology                      12%
Health                          11%
Consumer Discretionary          10%
Utilities                        8%
Energy                           6%
Communications                   6%
Other                            6%
------------------------------------
                               100%
------------------------------------


The financial sector continued to be the largest weighting in the S&P 500 Index during the period.

----------------------------------
  Ten Largest Equity Holdings
  (22% of Portfolio)
----------------------------------

    1. Microsoft Corp.
       Developer of computer operating
       systems software

    2. General Electric Co.
       Producer of electrical equipment

    3. International Business Machines
       Corp.
       Manufacturer and servicer of
       business and computing machines

    4. Wal-Mart Stores, Inc.
       Operator of discount stores

    5. Cisco Systems, Inc.
       Manufacturer of computer network
       products

    6. Lucent Technologies, Inc.
       Designer, developer and
       manufacturer of communication
       systems software and products

    7. Intel Corp.
       Manufacturer and distributor of
       microprocessors

    8. Exxon Corp.
       International oil and gas company

    9. AT&T Corp.
       Telecommunication services

   10. Merck & Co., Inc.
       Pharmaceutical company

The Portfolio's top holdings reflect the mainly large-capitalization composition of the S&P 500 Index.

For more complete details about the Fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

                         5 - Scudder S&P 500 Index Fund

                        Portfolio Management Discussion

Dear Shareholders,

Scudder S&P 500 Index Fund seeks to match the performance, before expenses, of common stocks publicly traded in the U.S., as represented by the S&P 500 Index. For its most recent semiannual period ended June 30, 1999, Scudder S&P 500 Index Fund provided an 11.97% total return, closely tracking the 12.39% return of the unmanaged S&P 500 Index over the same period. Over the 12 months ended June 30, Scudder S&P 500 Index Fund returned 22.40%, compared with the 22.76% total return of the unmanaged S&P 500 Index.

                                  Market Review

Over the past two years, investors have become accustomed to the tendency of large-cap growth names as represented in the S&P 500 Index to outperform in both up and down markets. This trend was the result of several important factors: low interest rates, the strong earnings growth of many large caps, and the popularity of indexing and momentum-based investing. In 1998, fears that the global economy was about to enter a period of recession and possible deflation caused investors to focus on stocks they believed would have the most sustainable growth characteristics in the face of global economic woes.

More recently, there has been a distinct shift in the investment backdrop. As the U.S. economy has picked up steam, investors have become less worried about the possibility of a recession. In addition, growing evidence of a rebound in Asia has lessened fears that a lack of demand in that region would act as a drag on the global economy. The improved outlook has sparked a rotation into cyclical stocks and smaller companies, attracting investment capital away from larger-cap stocks.

Low level inflation has provided enormous support for the bull market in U.S. stocks during the 1990s by facilitating a steady decline in interest rates. While there is no evidence that inflation has reignited, the strength of real estate prices and a tight labor market have put investors on the lookout for imbalances in the economy. Consequently, as it became increasingly apparent that the economies of Asia and Europe were beginning to strengthen, the importance of reports on wage and price trends was magnified. Stock market volatility increased significantly, and leadership oscillated between growth stocks and value stocks.

                                 Manager Outlook

Looking ahead to the remainder of the year, it is reasonable to expect that volatility in the financial markets will persist. Valuations in the U.S. stock market remain strained, and the financial markets remain vulnerable to inflation fears. Though the U.S. stock market faces significant challenges over the coming months, we believe that an emphasis on diversification and long-term performance will continue to prove successful over time.

                         6 - Scudder S&P 500 Index Fund

It's also important to remember that as managers of an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue to monitor economic conditions as well as how they affect the financial markets, as we seek to closely track the performance of the stock market.

Sincerely,

/s/Frank Salerno
Frank Salerno

Portfolio Manager

                         7 - Scudder S&P 500 Index Fund

                              Financial Statements

                           Scudder S&P 500 Index Fund

                       Statement of Assets and Liabilities
                         as of June 30, 1999 (Unaudited)


Assets
-------------------------------------------------------------------------------------------------
                  Investment in Equity 500 Index Portfolio, at market ...........   $ 274,019,399
                  Receivable for Fund shares sold ...............................         723,590
                  Deferred organization expenses ................................          18,095
                                                                                    -------------
                  Total assets ..................................................     274,761,084
Liabilities
-------------------------------------------------------------------------------------------------
                  Payable for Fund shares redeemed ..............................         691,913
                  Other payables and accrued expenses ...........................         234,385
                                                                                    -------------
                  Total liabilities .............................................         926,298
                  -------------------------------------------------------------------------------
                  Net assets, at market value                                       $ 273,834,786
                  -------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Undistributed net investment income ...........................         163,152
                  Unrealized appreciation on investments and futures transactions      38,144,824
                  Accumulated net realized loss from investments and futures
                    transactions ................................................      (4,726,481)
                  Paid-in capital ...............................................     240,253,291
                  -------------------------------------------------------------------------------
                  Net assets, at market value                                       $ 273,834,786
                  -------------------------------------------------------------------------------
Net Asset Value
-------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                    ($273,834,786 / 14,938,214 outstanding shares of beneficial
                    interest, $.01 par value, unlimited number of shares            -------------
                    authorized) .................................................   $       18.33
                                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

                         8 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                             Statement of Operations

                   six months ended June 30, 1999 (Unaudited)


Investment Income
------------------------------------------------------------------------------------------------
                  Income:
                  Dividends .....................................................   $  1,633,775
                                                                                    ------------
                  Expenses:
                  Administration fee ............................................        104,881
                  Services to shareholders ......................................        449,753
                  Custodian and accounting fee ..................................         12,871
                  Auditing ......................................................          7,464
                  Trustees' fees and expenses ...................................         12,631
                  Registration fees .............................................         23,006
                  Reports to shareholders .......................................         15,418
                  Legal .........................................................          5,241
                  Amortization of organization expense ..........................          2,804
                  Other .........................................................          1,511
                                                                                    ------------
                  Total expenses before reductions ..............................        635,580
                  Expense reductions ............................................       (299,976)
                                                                                    ------------
                  Expenses, net .................................................        335,604
                  ------------------------------------------------------------------------------
                  Net investment income                                                1,298,171
                  ------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------
                  Net realized gain (loss) from:
                  Investments ...................................................       (343,375)
                  Futures contracts .............................................        250,539
                                                                                    ------------
                                                                                         (92,836)
                                                                                    ------------
                  Net unrealized appreciation (depreciation) during the period on
                    investments and futures contracts ...........................     23,323,887
                  ------------------------------------------------------------------------------
                  Net gain (loss) on investment transactions                          23,231,051
                  ------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------
                  Net increase (decrease) in net assets resulting from operations   $ 24,529,222
                  ------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                         9 - Scudder S&P 500 Index Fund

                       Statement of Changes in Net Assets


                                                                                          Six Months
                                                                                            Ended          Year Ended
                                                                                         June 30, 1999     December 31,
Increase (Decrease) in Net Assets                                                         (Unaudited)         1998
----------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income .............................................   $   1,298,171    $     657,974
                  Net realized gain (loss) from investment transactions .............         (92,836)         541,865
                  Net unrealized appreciation (depreciation) on investment
                     transactions during the period .................................      23,323,887       14,556,069
                                                                                        -------------    -------------
                  Net increase (decrease) in net assets resulting from operations ...      24,529,222       15,755,908
                                                                                        -------------    -------------
                  Distributions to shareholders from net investment income ..........      (1,163,536)        (631,197)
                                                                                        -------------    -------------
                  Fund share transactions:
                  Proceeds from shares sold .........................................     178,392,614      139,576,614
                  Net asset value of shares issued to shareholders in reinvestment of
                     distributions ..................................................         482,783          610,116
                  Cost of shares redeemed ...........................................     (56,687,249)     (43,942,765)
                                                                                        -------------    -------------
                  Net increase (decrease) in net assets from Fund share transactions      122,188,148       96,243,965
                                                                                        -------------    -------------
                  Increase (decrease) in net assets .................................     145,553,834      111,368,676
                  Net assets at beginning of period .................................     128,280,952       16,912,276
                  Net assets at end of period (including undistributed net investment   -------------    -------------
                     income of $163,152 and $28,517, respectively) ..................   $ 273,834,786    $ 128,280,952
Other Information                                                                       -------------    -------------
----------------------------------------------------------------------------------------------------------------------
                  Increase (decrease) in Fund shares
                  Shares outstanding at beginning of period .........................       7,804,119        1,307,405
                                                                                        -------------    -------------
                  Shares sold .......................................................      10,342,958        9,484,616
                  Shares issued to shareholders in reinvestment of distributions ....          64,192           40,297
                  Shares redeemed ...................................................      (3,273,055)      (3,028,199)
                                                                                        -------------    -------------
                  Net increase in Fund shares .......................................       7,134,095        6,496,714
                                                                                        -------------    -------------
                  Shares outstanding at end of period ...............................      14,938,214        7,804,119
                                                                                        -------------    -------------

    The accompanying notes are an integral part of the financial statements.

                         10 - Scudder S&P 500 Index Fund

                              Financial Highlights

                           Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding (a) throughout each period and other performance information derived from the financial statements.

                                                                                                           For the Period
                                                                                                           August 29, 1997
                                                                         Six Months Ended   Year ended    (commencement of
                                                                           June 30, 1999    December 31,   operations) to
                                                                            (Unaudited)        1998       December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................................      $ 16.44          $ 12.94          $12.00
Income from investment operations:                                        --------------------------------------------------
Net investment income .................................................          .11              .17             .05
Net realized and unrealized gain (loss) on investment transactions ....         1.87             3.48             .95
                                                                          --------------------------------------------------
Total from investment operations ......................................         1.98             3.65            1.00
                                                                          --------------------------------------------------
Less distributions from net investment income .........................         (.09)            (.15)           (.06)
                                                                          --------------------------------------------------
Net asset value, end of period ........................................      $ 18.33          $ 16.44          $12.94
                                                                          --------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..................................................        11.97**          28.29            8.34**

Ratios and Supplemental Data
Net assets, end of period ($ millions) ................................          274              128              17
Ratio of operating expenses, net to average daily net assets (%) (c) ..          .40*             .40             .40*
Ratio of operating expenses before expense reductions, to average
  daily net assets (%) (c) ............................................          .69*            1.01            4.42*
Ratio of net investment income to average daily net assets (%) ........         1.24*            1.18            1.35*

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes expenses of the Equity 500 Index Portfolio.
*   Annualized
**  Not annualized

                         11 - Scudder S&P 500 Index Fund

                    Notes to Financial Statements (Unaudited)

                           Scudder S&P 500 Index Fund

                       A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of the Investment Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company ("Bankers Trust") which has the same investment objective as the Fund. At June 30, 1999, the Fund's investment in the Portfolio was approximately 3.8% of the Portfolio's total assets.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investments in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 1998, the Fund had a net tax basis capital loss carryforward of approximately $4,632,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005 ($216,000) and December 31, 2006 ($4,416,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

                         12 - Scudder S&P 500 Index Fund

                               B. Related Parties

Under the Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Manager"), the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has voluntarily agreed to maintain expenses of the Fund to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.08% of its annual average net assets. For the six months ended June 30, 1999, the Manager did not impose any of its fee, which amounted to $104,881.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend paying and shareholder service agent for the Fund. For the six months ended June 30, 1999, SSC did not impose a portion of its fee, which amounted to $185,332. The amount imposed aggregated $21,925, all of which is unpaid at June 30, 1999.

Scudder Trust Company ("STC"), a subsidiary of the Manager, provides recordkeeping and other services in connection with certain retirement and employee benefits plans invested in the Fund. For the six months ended June 30, 1999, STC did not impose a portion of its fee, which amounted to $9,754. The amount imposed aggregated $2,128, all of which is unpaid at June 30, 1999.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the six months ended June 30, 1999, Trustees' fees aggregated $12,631.

                                C. Line of Credit

The Fund and several Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

                         13 - Scudder S&P 500 Index Fund

                             8.Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager,
WGBH Educational Foundation

Dawn-Marie Driscoll
Trustee; President, Driscoll Associates;
Executive Fellow, Center for Business
Ethics, Bentley College

Peter B. Freeman
Trustee, Corporate Director

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Venture Partner,
Venture Capital Group

Bruce F. Beaty*
Vice President

Jennifer P. Carter*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Ann M. McCreary*
Vice President

John Millette*
Vice President and Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                         14 - Scudder S&P 500 Index Fund

                   Statement of Net Assets as of June 30, 1999

                           Equity 500 Index Portfolio

                                                     Principal      Market
                                                     Amount ($)    Value ($)
----------------------------------------------------------------------------

Short-Term Instruments 2.2%
----------------------------------------------------------------------------
Mutual Fund 2.0%
BT Institutional Cash Management
  Fund, 4.8%, 7/1/1999 .........................   149,053,427   149,053,427
                                                                ------------
U.S. Treasury Bills 0.2%
4.24%, 7/22/1999 (a) ...........................    11,500,000    11,471,187
4.957%, 7/22/1999 (a) ..........................     1,075,000     1,072,429
                                                                ------------
                                                                  12,543,616
----------------------------------------------------------------------------
Total Short-Term Instruments (Cost $161,597,043)                 161,597,043
----------------------------------------------------------------------------

                                                       Shares
----------------------------------------------------------------------------
Common Stock 97.8%
----------------------------------------------------------------------------
3Com Corp.* ....................................       226,000     6,031,375
Abbott Laboratories ............................       970,744    44,168,852
Adobe Systems, Inc. ............................        39,000     3,204,096
Adolph Coors Co.-- Class B .....................        23,368     1,156,716
Advanced Micro Devices, Inc.* ..................        90,941     1,642,622
AES Corp.* .....................................       130,000     7,556,250
Aetna, Inc .....................................        92,059     8,233,527
Aflac, Inc.* ...................................       170,100     8,143,537
Air Products and Chemicals, Inc. ...............       147,908     5,953,297
Alberto-Culver Co.-- Class B ...................        18,398       489,847
Albertson's, Inc. ..............................       275,323    14,196,351
Alcan Aluminium Ltd. ...........................       139,736     4,462,818
Alcoa, Inc. ....................................       237,500    14,695,312
Allegheny Teledyne, Inc. .......................       129,494     2,929,802
Allergan, Inc. .................................        45,201     5,017,311
AlliedSignal, Inc. .............................       357,212    22,504,356
Allstate Corp. .................................       517,698    18,572,416
Alltel Corp. ...................................       177,900    12,719,850
ALZA Corp.* ....................................        64,034     3,257,730
Amerada Hess Corp. .............................        62,493     3,718,333
Ameren Corp. ...................................        84,620     3,247,292
America Online, Inc.* ..........................       693,400    76,620,700

                                                     Market
                                        Shares      Value ($)
-------------------------------------------------------------
American Electric Power Co. .....       132,910     4,992,432
American Express Co. ............       290,216    37,764,357
American General Corp. ..........       161,637    12,183,389
American Greetings Corp. --
  Class A .......................        57,314     1,726,584
American Home Products Corp. ....       859,192    49,403,540
American International
  Group, Inc. ...................       794,405    92,995,035
Ameritech Corp. .................       711,904    52,324,944
Amgen, Inc.* ....................       326,380    19,868,382
AMR Corp.* ......................        98,404     6,716,073
Amsouth Bancorporation ..........       114,450     2,653,809
Anadarko Petroleum Corp. ........        81,100     2,985,494
Andrew Corp.* ...................        51,376       972,933
Anheuser Busch Companies, Inc. ..       306,480    21,740,925
AON Corp. .......................       157,875     6,512,344
Apache Corp. ....................        63,300     2,468,700
Apple Computer, Inc. ............        89,642     4,151,545
Applied Materials, Inc.* ........       237,200    17,523,150
Archer-Daniels-Midland Co. ......       419,647     6,478,301
Armstrong World Industries, Inc.         26,783     1,548,392
Asarco, Inc. ....................        20,849       392,222
Ashland, Inc. ...................        32,987     1,323,603
Associates First Capital Corp. --
  Class A .......................       457,422    20,269,512
AT&T Corp. ......................     2,040,706   113,896,904
Atlantic Richfield Co. ..........       209,250    17,485,453
Autodesk, Inc. ..................        35,814     1,058,751
Automatic Data Processing, Inc. .       403,524    17,755,056
Autozone, Inc.* .................        87,800     2,644,975
Avery Dennison Corp. ............        74,530     4,499,749
Avon Products, Inc. .............       171,356     9,510,258
Baker Hughes, Inc. ..............       209,713     7,025,385
Ball Corp. ......................        18,754       792,356
Bank Of America Corp. ...........     1,109,639    81,350,409

    The accompanying notes are an integral part of the financial statements.

                         15 - Equity 500 Index Portfolio

                                                  Market
                                      Shares     Value ($)
----------------------------------------------------------
Bank of New York Co., Inc. .....      487,800   17,896,162
Bank One Corp ..................      767,348   45,705,165
BankBoston Corp. ...............      190,034    9,715,488
Barrick Gold Corp. .............      275,500    5,337,812
Battle Mountain Gold Co.* ......      162,300      395,606
Bausch & Lomb, Inc .............       36,123    2,763,409
Baxter International, Inc. .....      183,463   11,122,444
BB&T Corp. .....................      176,900    6,490,019
Bear Stearns Companies, Inc. ...       71,795    3,356,416
Becton, Dickinson & Co. ........      165,164    4,954,920
Bell Atlantic Corp. ............      995,280   65,066,430
BellSouth Corp. ................    1,214,464   56,928,000
Bemis Co., Inc. ................       25,431    1,010,882
Best Buy Inc.* .................      129,700    8,754,750
Bestfoods ......................      186,860    9,249,570
Bethlehem Steel Corp.* .........       89,049      684,564
Biomet, Inc.* ..................       72,150    2,867,962
Black & Decker Corp. ...........       57,571    3,634,169
BMC Software, Inc.* ............      138,400    7,473,600
Boeing Co. .....................      613,946   27,128,739
Boise Cascade Corp. ............       38,403    1,646,529
Boston Scientific Corp.* .......      250,700   11,015,131
Bp Amoco Plc --
  Sponsored ADR ................           25        2,713
Briggs & Stratton Corp. ........       15,582      899,860
Bristol-Myers Squibb Co. .......    1,274,456   89,769,494
Brown-Forman Corp. -- Class B ..       30,019    1,956,864
Browning-Ferris Industries, Inc.      105,235    4,525,105
Brunswick Corp. ................       58,842    1,640,221
Burlington Northern Santa Fe
  Corp .........................      303,536    9,409,616
Burlington Resources, Inc ......      120,039    5,191,687
C.r. Bard, Inc. ................       34,577    1,653,213
Cabletron Systems, Inc.* .......      110,600    1,437,800
Campbell Soup Co. ..............      270,454   12,542,304

                                                 Market
                                    Shares      Value ($)
---------------------------------------------------------
Capital One Financial Corp. .       126,100     7,022,194
Cardinal Health, Inc. .......       169,997    10,901,058
Carnival Corp.-- Class A ....       390,500    18,939,250
Carolina Power & Light Co. ..        77,628     3,323,449
Case Corp. ..................        47,400     2,281,125
Caterpillar, Inc. ...........       237,964    14,277,840
CBS Corp.* ..................       452,810    19,668,934
Cendant Corp.* ..............       503,534    10,322,447
Centex Corp .................        38,180     1,434,136
Central & South West Corp. ..       136,630     3,193,726
Centurytel, Inc. ............        95,000     3,776,250
Ceridian Corp. ..............        88,104     2,879,899
Champion International Corp.         65,028     3,113,215
Charles Schwab Corp. ........       252,050    27,693,994
Chase Manhattan Corp. .......       546,464    47,337,444
Chevron Corp. ...............       418,566    39,842,251
Chubb Corp. .................       108,572     7,545,754
CIGNA Corp. .................       132,399    11,783,511
Cincinnati Financial Corp. ..        96,700     3,632,294
Cinergy Corp. ...............       105,122     3,363,904
Circuit City Stores, Inc. ...        66,846     6,216,678
Cisco Systems, Inc.* ........     2,059,050   132,808,725
Citigroup ...................     2,163,924   102,786,390
Clear Channel Communications,
  Inc.* .....................       199,100    13,725,456
Clorox Co. ..................        75,204     8,032,727
CMS Corp. ...................        74,300     3,111,312
Coastal Corp. ...............       149,432     5,977,280
Coca-Cola Co. ...............     1,581,442    98,840,125
Coca-Cola Enterprises, Inc. .       264,300     7,862,925
Colgate-Palmolive Co. .......       187,702    18,535,572
Columbia Energy Group .......        53,502     3,353,907
Columbia/HCA Healthcare
  Corp ......................       368,122     8,397,783

    The accompanying notes are an integral part of the financial statements.

                         16 - Equity 500 Index Portfolio

                                                  Market
                                      Shares     Value ($)
----------------------------------------------------------
Comcast Corp. -- Special
  Class A ......................      488,824   18,789,172
Comerica, Inc. .................       99,660    5,923,541
Compaq Computer Corp. ..........    1,075,984   25,487,371
Computer Associates
  International, Inc. ..........      350,875   19,298,125
Computer Sciences Corp.* .......      101,872    7,048,269
Compuware Corp.* ...............      238,300    7,580,919
ConAgra, Inc. ..................      308,832    8,222,652
Conseco, Inc. ..................      203,468    6,193,057
Consolidated Edison, Inc. ......      149,736    6,775,554
Consolidated Natural Gas Co. ...       61,405    3,730,354
Consolidated Stores Corp.* .....       70,600    1,906,200
Constellation Energy Group, Inc.       88,825    2,631,441
Cooper Industries, Inc. ........       61,248    3,184,896
Cooper Tire & Rubber Co. .......       53,951    1,274,592
Corning, Inc. ..................      156,514   10,975,544
Costco Companies, Inc.* ........      139,899   11,200,664
Countrywide Credit Industries,
  Inc ..........................       72,900    3,116,475
Crane Co. ......................       42,449    1,334,490
Crown Cork & Seal Co., Inc. ....       81,650    2,327,025
CSX Corp. ......................      155,232    7,033,950
Cummins Engine Co., Inc. .......       20,334    1,161,580
CVS Corp. ......................      248,588   12,615,841
Cyprus Amax Minerals Co. .......       66,894    1,015,953
Dana Corp. .....................      107,147    4,935,459
Danaher Corp. ..................       94,700    5,504,437
Darden Restaurants, Inc. .......       88,319    1,926,458
Data General Corp.* ............       23,045      335,593
Dayton Hudson Corp. ............      282,616   18,370,040
Deere & Co. ....................      153,923    6,099,199
Dell Computer Corp.* ...........    1,643,900   60,824,300
Delphi Automotive Systems ......      349,125    6,480,633
Delta Air Lines, Inc. ..........       90,798    5,232,235

                                                      Market
                                         Shares      Value ($)
--------------------------------------------------------------
Deluxe Corp. .....................        51,591     2,008,825
Dillard Department Stores, Inc. --
  Class A ........................        64,997     2,283,020
Dollar General Corp. .............       151,406     4,390,774
Dominion Resources, Inc. .........       125,206     5,422,985
Dover Corp. ......................       144,008     5,040,280
Dow Chemical Co. .................       145,076    18,406,517
Dow Jones & Co., Inc. ............        48,172     2,556,127
DTE Energy Co. ...................       104,876     4,195,040
Du Pont (E.I.) de Nemours
  & Co. ..........................       726,492    49,628,485
Duke Power Co. ...................       232,295    12,631,041
Dun & Bradstreet Corp. ...........       105,979     3,755,631
Eastern Enterprises ..............        15,642       621,769
Eastman Chemical Co. .............        62,781     3,248,917
Eastman Kodak Co. ................       208,826    14,147,961
Eaton Corp. ......................        52,382     4,819,144
Ecolab, Inc. .....................        73,800     3,219,525
Edison International, Inc. .......       226,470     6,058,072
EG & G, Inc. .....................        31,125     1,108,828
Electronic Data Systems Corp. ....       316,000    17,873,750
Elf Aquitaine-Sponsored ADR ......            89         6,547
Eli Lilly & Co. ..................       705,140    50,505,652
EMC Corp.* .......................       643,680    35,402,400
Emerson Electric Co. .............       298,000    18,736,750
Engelhard Corp. ..................        84,308     1,907,468
Enron Corp. ......................       219,066    17,908,645
Entergy Corp. ....................       158,407     4,950,219
Equifax, Inc. ....................        90,800     3,240,425
Exxon Corp. ......................     1,559,034   120,240,497
Fannie Mae .......................       672,114    45,955,795
FDX Corp.* .......................       189,710    10,291,767
Federated Department Stores,
  Inc.* ..........................       141,100     7,469,481
Fifth Third Bancorp ..............       170,567    11,353,366

    The accompanying notes are an integral part of the financial statements.

                         17 - Equity 500 Index Portfolio

                                               Market
                                  Shares      Value ($)
-------------------------------------------------------
First Data Corp. ..........       283,900    13,893,356
First Union Corp. .........       623,085    29,284,995
Firstar Corp. .............       442,400    12,387,200
FirstEnergy Corp. .........       152,384     4,723,904
Fleet Financial Group, Inc.       394,888    17,523,155
Fleetwood Enterprises, Inc.        22,406       592,359
Florida Progress Corp. ....        62,700     2,590,294
Fluor Corp. ...............        47,681     1,931,080
FMC Corp.* ................        20,850     1,424,316
Ford Motor Co. ............       782,644    44,170,471
Fort James Corp. ..........       138,985     5,264,057
Fortune Brands, Inc. ......       111,574     4,616,374
Foster Wheeler Corp. ......        30,738       434,174
FPL Group, Inc. ...........       117,794     6,434,497
Franklin Resources, Inc. ..       172,120     6,992,375
Freddie Mac ...............       435,714    25,271,412
Freeport-McMoRan Copper &
    Gold, Inc. -- Class B*         79,700     1,429,619
Frontier Corp. ............       114,100     6,731,900
Fruit of The Loom, Inc. --
  Class A* ................        46,300       451,425
Gannett Company, Inc. .....       180,592    12,889,754
Gap, Inc. .................       548,334    27,622,325
Gateway, Inc.* ............        89,200     5,262,800
General Dynamics Corp. ....        81,744     5,599,464
General Electric Co. ......     2,101,744   237,497,072
General Instrument Corp.* .       103,100     4,381,750
General Mills, Inc. .......        98,269     7,898,371
General Motors Corp. ......       419,634    27,695,844
Genuine Parts Co. .........       115,226     4,032,910
Georgia-Pacific Corp. .....       112,802     5,343,995
Gillette Co. ..............       711,316    29,163,956
Golden West Financial Corp.        37,317     3,657,066
Goodrich (B.F.) Co. .......        47,752     2,029,460
Goodyear Tire & Rubber Co.        100,136     5,889,248

                                                      Market
                                          Shares     Value ($)
--------------------------------------------------------------
GPU, Inc. ........................        64,400     2,716,875
Great Atlantic & Pacific Tea Co.,
  Inc ............................        24,525       829,252
Great Lakes Chemical Corp. .......        37,796     1,740,978
GTE Corp. ........................       623,636    47,240,427
Guidant Corp.* ...................       204,400    10,513,825
H & R Block, Inc. ................        69,735     3,486,750
H.J. Heinz Co. ...................       259,525    13,008,691
Halliburton Company ..............       281,962    12,758,780
Harcourt General, Inc. ...........        38,839     2,002,636
Harrah's Entertainment, Inc.* ....        58,815     1,293,930
Harris Corp. .....................        55,742     2,184,390
Hartford Financial Services Group,
  Inc ............................       146,546     8,545,464
Hasbro, Inc. .....................       123,470     3,449,443
HCR Manor Care, Inc.* ............        68,900     1,666,519
HEALTHSOUTH Corp.* ...............       252,500     3,771,719
Helmerich and Payne ..............        31,616       752,856
Hercules, Inc. ...................        70,514     2,772,082
Hershey Foods Corp. ..............        81,894     4,862,456
Hewlett-Packard Co. ..............       650,840    65,409,420
Hilton Hotels Corp. ..............       166,541     2,362,800
Home Depot, Inc. .................       953,152    61,418,732
Homestake Mining Co. .............       149,343     1,222,746
Honeywell, Inc. ..................        83,119     9,631,414
Household International, Inc. ....       309,585    14,666,589
Humana, Inc.* ....................       105,000     1,358,437
Huntington Bancshares, Inc. ......       135,070     4,727,450
Ikon Office Solutions, Inc. ......        81,162     1,217,430
Illinois Tool Works, Inc. ........       151,192    12,397,744
IMS Health, Inc. .................       220,858     6,901,812
Inco, Ltd.* ......................        80,266     1,444,788
Ingersoll-Rand Co. ...............       105,946     6,846,760
Intel Corp. ......................     2,133,956   126,970,382

    The accompanying notes are an integral part of the financial statements.

                         18 - Equity 500 Index Portfolio

                                                      Market
                                      Shares         Value ($)
---------------------------------------------------------------
International Business Machines
  Corp ............................     1,163,764   150,416,497
International Flavors & Fragrances,
  Inc .............................        65,287     2,897,111
International Paper Co. ...........       265,474    13,406,437
Interpublic Group of Companies,
  Inc .............................        83,360     7,221,060
ITT Industries ....................        59,423     2,265,502
J.C. Penney Co., Inc. .............       169,550     8,233,772
Jefferson-Pilot Corp. .............        67,965     4,498,433
Johnson & Johnson .................       862,396    84,514,808
Johnson Controls, Inc. ............        47,154     3,268,362
Jostens, Inc. .....................         7,839       165,109
Kansas City Southern Inds .........        70,400     4,492,400
Kaufman & Broad Home Corp. ........        29,045       722,494
Kellogg Co. .......................       252,314     8,326,362
Kerr-McGee Corp. ..................        60,831     3,052,956
KeyCorp ...........................       319,000    10,247,875
Kimberly Clark Corp. ..............       347,406    19,802,142
King World Productions, Inc.* .....        47,512     1,654,011
KLA/Tencor Corp.* .................        58,800     3,814,650
Kmart Corp.* ......................       315,503     5,186,081
Knight-Ridder, Inc. ...............        58,826     3,231,753
Kohls Corp.* ......................        98,800     7,626,125
Kroger Co. ........................       513,740    14,352,611
Laidlaw, Inc. .....................       153,900     1,135,012
Lehman Brothers, Inc. .............        75,700     4,712,325
Limited, Inc. .....................       133,741     6,068,498
Lincoln National Corp. ............       138,020     7,220,171
Liz Claiborne, Inc. ...............        44,403     1,620,709
Lockheed Martin Corp. .............       251,610     9,372,472
Loews Corp. .......................        63,300     5,008,612
Longs Drug Stores, Inc. ...........        24,926       861,505
Louisiana-Pacific Corp. ...........        74,958     1,780,252
Lowe's Companies, Inc. ............       236,688    13,417,251

                                                   Market
                                      Shares      Value ($)
-----------------------------------------------------------
LSI Logic Corp.* ..............        85,000     3,920,625
Lucent Technologies, Inc. .....     1,924,322   129,771,431
Lyondell Chemical Co. .........            38           784
Mallinckrodt Group, Inc. ......        49,702     1,807,910
Marriott International ........       155,680     5,818,540
Marsh and McLennan ............       179,286    13,536,093
Masco Corp. ...................       225,022     6,497,510
Mattel, Inc. ..................       267,265     7,065,818
May Department Stores Co. .....       216,447     8,847,271
Maytag Corp. ..................        58,812     4,098,461
MBIA, Inc. ....................        63,700     4,124,575
MBNA Corp. ....................       514,137    15,745,446
McDermott International, Inc. .        37,087     1,047,708
McDonald's Corp. ..............       867,728    35,848,013
McGraw-Hill, Inc. .............       137,960     7,441,217
MCI WorldCom, Inc.* ...........     1,193,213   102,914,621
Mckesson Hboc, Inc. ...........       178,773     5,743,083
Mead Corp. ....................        65,902     2,751,408
MediaOne Group* ...............       389,228    28,948,832
Medtronic, Inc. ...............       374,704    29,180,074
Mellon Bank Corp. .............       334,848    12,180,096
Mercantile Bancorporation, Inc.       101,000     5,769,625
Merck & Co., Inc. .............     1,513,794   112,020,756
Meredith Corp. ................        33,372     1,155,505
Meritor Automotive ............            66         1,683
Merrill Lynch & Co., Inc. .....       228,976    18,303,769
MGIC Investment Corp. .........        75,300     3,661,462
Micron Technology, Inc. .......       152,700     6,155,719
Microsoft Corp.* ..............     3,263,800   294,353,962
Milacron, Inc. ................        19,447       359,769
Millipore Corp. ...............        28,492     1,155,707
Minnesota Mining &
  Manufacturing Co. ...........       258,178    22,445,350
Mirage Resorts, Inc.* .........       126,100     2,112,175
Mobil Corp. ...................       508,642    50,355,558

    The accompanying notes are an integral part of the financial statements.

                         19 - Equity 500 Index Portfolio

                                                   Market
                                        Shares    Value ($)
-----------------------------------------------------------
Momentum Business
  Applications* .................           52          367
Monsanto Co. ....................      398,620   15,720,576
Morgan Stanley Dean Witter
    Discover & Co. ..............      370,433   37,969,382
Morgan, (J.P.) & Co., Inc. ......      112,960   15,870,880
Motorola, Inc. ..................      384,842   36,463,780
Nabisco Group Holdings ..........      211,000    4,127,688
NACCO Industries, Inc. --
  Class A .......................        3,827      281,285
Nalco Chemical Company ..........       41,925    2,174,859
National City Corp. .............      210,600   13,794,300
National Semiconductor Corp.* ...      106,826    2,704,033
National Service Industries, Inc.       31,826    1,145,736
Navistar International Corp. ....       39,758    1,987,900
Network Appliance, Inc.* ........       46,700    2,609,363
New Century Energies, Inc. ......       71,000    2,755,688
New York Times Co. -- Class A ...      123,468    4,545,166
Newell Rubbermaid Inc ...........      183,096    8,513,964
Newmont Mining Corp. ............      118,810    2,361,349
Nextel Communications, Inc. --
  Class A* ......................      184,500    9,259,594
Niagara Mohawk Power Corp. ......       78,242    1,256,762
NICOR, Inc. .....................       35,869    1,365,264
Nike, Inc. ......................      179,348   11,354,970
Nordstrom, Inc. .................       94,558    3,167,693
Norfolk Southern Corp. ..........      243,453    7,334,022
Nortel Networks Corporation .....      431,662   37,473,657
Northern States Power Co. .......       77,088    1,864,566
Northern Trust Corp. ............       73,500    7,129,500
Northrop Grumman Corp. ..........       55,579    3,685,582
Novell, Inc.* ...................      222,092    5,885,438
Nucor Corp. .....................       57,094    2,708,397
Occidental Petroleum Corp. ......      221,814    4,685,821
Office Depot, Inc.* .............      232,300    5,125,119

                                                 Market
                                      Shares    Value ($)
---------------------------------------------------------
Omnicom Group, Inc. ...........      112,500    9,000,000
Oneok, Inc. ...................       17,791      564,864
Oracle Corp.* .................      935,084   34,714,994
Owens Corning .................       34,750    1,194,531
Owens-Illinois, Inc.* .........       97,500    3,187,031
P P & L Resources .............       83,307    2,561,690
Paccar, Inc. ..................       63,980    3,414,933
Pacificorp ....................      253,389    4,656,023
Paine Webber Group, Inc. ......       89,900    4,202,825
Pall Corp. ....................       80,664    1,789,733
Parametric Technology Corp.* ..      187,000    2,594,625
Parker-Hannifin Corp. .........       84,414    3,861,941
Paychex, Inc. .................      165,150    5,264,156
Pe Corp. -- Pe Biosystems Group       32,225    3,697,819
PECO Energy ...................      126,384    5,292,330
People's Energy Corp. .........       22,655      853,810
Peoplesoft, Inc.* .............      149,300    2,575,425
Pep Boys (Manny Moe & Jack) ...       33,612      726,860
PepsiCo, Inc. .................      941,994   36,443,393
Pfizer, Inc. ..................      832,228   91,337,023
PG&E Corp. ....................      257,305    8,362,413
Pharmacia & Upjohn, Inc. ......      325,732   18,505,649
Phelps Dodge Corp. ............       37,108    2,298,377
Philip Morris Companies .......    1,558,198   62,620,082
Phillips Petroleum Co. ........      162,006    8,150,927
Pioneer Hi-Bred International,
  Inc. ........................      153,520    5,977,685
Pitney Bowes, Inc. ............      174,796   11,230,643
Placer Dome, Inc. .............      151,104    1,784,916
PNC Bank Corp. ................      194,133   11,186,914
Polaroid Corp. ................       33,582      927,703
Potlatch ......................       18,501      812,888
PPG Industries, Inc. ..........      112,342    6,635,199
Praxair, Inc. .................      101,115    4,948,315
Procter & Gamble Co. ..........      851,240   75,973,170

    The accompanying notes are an integral part of the financial statements.

                         20 - Equity 500 Index Portfolio

                                                 Market
                                      Shares    Value ($)
---------------------------------------------------------
Progressive Corporation of Ohio       46,450    6,735,250
Prologis Trust ................           62        1,256
Provident Companies, Inc. .....       85,800    3,432,000
Providian Financial Corp. .....       90,797    8,489,520
Public Service Enterprise Group      143,294    5,857,142
Pulte Corp. ...................       29,832      688,001
Quaker Oats Co. ...............       94,184    6,251,463
R.R. Donnelley & Sons Co. .....       86,052    3,189,302
Ralston Purina Group ..........      207,815    6,325,369
Raychem Corp. .................       51,976    1,923,112
Raytheon Co. -- Class B .......      217,114   15,279,398
Reebok International Ltd.* ....       35,129      654,278
Regions Financial Corp. .......      136,170    5,234,034
Reliant Energy ................      169,592    4,684,979
Republic New York Corp. .......       76,600    5,223,163
Reynolds Metals Co. ...........       49,249    2,905,691
Rite Aid Corp. ................      183,502    4,518,737
Rj Reynolds Tobacco Hldgs .....           66        2,079
Rockwell International Corp. ..      135,424    8,227,008
Rohm & Haas Co. ...............      134,492    5,766,330
Rowan Companies, Inc.* ........       51,700      953,219
Royal Dutch Petroleum Co. .....    1,363,504   82,151,116
Russell Corp. .................       23,111      450,665
Ryder Systems, Inc. ...........       46,017    1,196,442
Safeco ........................       93,902    4,143,426
Safeway, Inc.* ................      326,500   16,161,750
Sara Lee Corp. ................      583,554   13,239,381
SBC Communications, Inc. ......    1,254,428   72,756,824
Schering-Plough Corp. .........      942,432   49,948,896
Schlumberger Ltd. .............      352,562   22,453,792
Scientific-Atlanta, Inc. ......       48,438    1,743,768
Seagate Technology, Inc.* .....      156,400    4,007,750
Seagram Co. Ltd. ..............      286,737   14,444,376
Sealed Air Corp.* .............       53,605    3,477,624
Sears, Roebuck & Co. ..........      245,609   10,944,951

                                              Market
                                   Shares    Value ($)
------------------------------------------------------
Sempra Energy ..............      132,514    2,998,129
Service Corp. International       175,992    3,387,846
Shared Medical Systems Corp.       17,074    1,114,079
Sherwin-Williams Co. .......      115,474    3,204,404
Sigma Aldrich Corp. ........       65,600    2,259,100
Silicon Graphics, Inc.* ....      119,215    1,952,146
SLM Holding Corp. ..........      106,200    4,865,288
Snap-On Tools Corp. ........       41,094    1,487,089
Solectron Corp.* ...........      161,500   10,770,031
Sonat, Inc. ................       68,910    2,282,644
Southern Co. ...............      447,458   11,857,637
Southtrust Corp ............      118,200    4,535,925
Southwest Airlines Co. .....      215,800    6,716,775
Springs Industries, Inc. --
  Class A ..................        7,104      309,912
Sprint Corp. ...............      583,064   30,793,068
Sprint PCS* ................      278,791   15,925,936
St. Jude Medical, Inc. .....       50,588    1,802,198
St. Paul Companies, Inc. ...      151,228    4,810,941
Stanley Works ..............       54,830    1,764,841
Staples, Inc.* .............      314,200    9,720,563
State Street Corp. .........      102,700    8,768,013
Summit Bancorp .............      119,100    4,979,869
Sun Microsystems, Inc.* ....      499,912   34,431,439
Sunoco, Inc. ...............       62,745    1,894,115
Suntrust Banks, Inc. .......      205,460   14,266,629
SuperValu, Inc. ............       73,940    1,899,334
Synovus Financial Corp. ....      146,950    2,920,631
Sysco Corp. ................      213,420    6,362,584
Tandy Corp. ................      126,932    6,203,802
Tektronix, Inc. ............       30,207      911,874
Tellabs, Inc.* .............      249,150   16,833,197
Temple Inland, Inc. ........       41,122    2,806,577
Tenet Healthcare Corp.* ....      193,410    3,590,173
Tenneco, Inc. ..............      118,234    2,822,837

    The accompanying notes are an integral part of the financial statements.

                         21 - Equity 500 Index Portfolio

                                                  Market
                                      Shares     Value ($)
----------------------------------------------------------
Texaco, Inc. ...................      361,622   22,601,375
Texas Instruments, Inc. ........      248,756   36,069,620
Texas Utilities Co. ............      182,127    7,512,739
Textron, Inc. ..................       97,606    8,034,194
Thermo Electron Corp.* .........       96,300    1,932,019
Thomas & Betts Corp. ...........       39,400    1,861,650
Time Warner, Inc. ..............      755,830   55,553,505
Times Mirror Co. -- Class A ....       46,329    2,744,993
Timken Co. .....................       35,396      690,222
TJX Companies, Inc. ............      215,816    7,189,371
Torchmark Corp. ................       87,068    2,971,196
Toys 'R' Us, Inc.* .............      168,118    3,477,941
Transamerica Corp. .............       80,786    6,058,950
Tribune Co. ....................       76,096    6,629,864
Tricon Global Restaurants, Inc.*       98,899    5,352,908
TRW, Inc. ......................       76,772    4,212,864
Tupperware Corp. ...............       36,896      940,848
Tyco International Ltd. ........      516,606   48,948,419
U.S. Bancorp ...................      476,637   16,205,658
U.S. West, Inc. ................      322,755   18,961,856
Unicom Corp. ...................      170,225    6,564,302
Unilever NV ....................      351,346   24,506,384
Union Carbide Corp. ............       85,152    4,151,160
Union Pacific Corp. ............      158,747    9,256,934
Union Pacific Resources Group,
  Inc ..........................      160,948    2,625,464
Union Planters Corp. ...........       83,200    3,718,000
Unisys Corp.* ..................      160,499    6,249,430
United Healthcare Corp. ........      119,500    7,483,688
United Technologies Corp. ......      310,324   22,246,352
Unocal Corp. ...................      154,737    6,131,454
UNUM Corp. .....................       89,800    4,916,550
US Airways Group, Inc.* ........       48,715    2,122,147
UST, Inc. ......................      123,407    3,609,655
USX -- U.S. Steel Group ........       62,377    1,684,179

                                                                 Market
                                                  Shares        Value ($)
-------------------------------------------------------------------------
USX Marathon Group ......................         193,064       6,286,647
V.F. Corp. ..............................          76,930       3,288,758
Viacom, Inc.-- Class B* .................         450,898      19,839,512
Vulcan Materials Co. ....................          65,100       3,141,075
W.R. Grace & Co.* .......................          47,049         864,525
W.W. Grainger, Inc. .....................          61,530       3,311,083
Wachovia Corp. ..........................         125,710      10,756,062
Wal-Mart Stores, Inc. ...................       2,837,496     136,909,182
Walgreen Co. ............................         626,136      18,392,745
Walt Disney Co. .........................       1,318,271      40,619,225
Warner-Lambert Co. ......................         544,358      37,764,836
Washington Mutual, Inc. .................         379,172      13,413,210
Waste Management, Inc. ..................         390,151      20,970,616
Watson Pharmaceuticals* .................          58,600       2,054,663
Wellpoint Health Networks* ..............          40,400       3,428,950
Wells Fargo Company .....................       1,054,236      45,068,589
Wendy's International, Inc. .............          84,662       2,396,993
Westvaco Corp. ..........................          62,760       1,820,040
Weyerhaeuser Co. ........................         128,594       8,840,838
Whirlpool Corp. .........................          49,839       3,688,086
Willamette Industries, Inc. .............          65,100       2,998,669
Williams Companies, Inc. ................         301,036      12,812,845
Winn Dixie Stores, Inc. .................          76,880       2,839,755
Wm. Wrigley, Jr. Co. ....................          74,392       6,695,280
Worthington Industries, Inc. ............          56,579         930,017
Xerox Corp. .............................         420,470      24,834,009
-------------------------------------------------------------------------
Total Common Stocks (Cost $4,624,473,581)                   7,219,251,149
-------------------------------------------------------------------------
                                       % of
                                    Net Assets
-------------------------------------------------------------------------
Total Investment Portfolio
  (Cost $4,786,070,624) .....     103.6%   7,380,848,192
Other Assets Less Liabilities      (3.6)%   (253,903,135)
                                   -----  --------------
Net Assets ..................     100.0%   7,126,945,057
                                   =====  ==============

    * Non-income producing security.
  (a) Held as collateral for futures contracts.

    The accompanying notes are an integral part of the financial statements.

                         22 - Equity 500 Index Portfolio

                              Financial Statements

                           Equity 500 Index Portfolio

                             Statement of Operations
               for the six months ended June 30, 1999 (Unaudited)


Investment Income
---------------------------------------------------------------------------------------------
                  Income:
                  Dividends (net of foreign withholding tax of $853,040) ....   $  50,446,337
                  Interest* .................................................         230,889
                                                                                -------------
                  Total investment income ...................................      50,677,226
                  Expenses:
                  Advisory fees .............................................       2,388,171
                  Administration and services fees ..........................         139,626
                  Professional fees .........................................          17,157
                  Trustees' fees ............................................           1,613
                  Miscellaneous .............................................             815
                                                                                -------------
                                                                                    2,547,382
                  ---------------------------------------------------------------------------
                  Net investment income                                            48,129,844
                  ---------------------------------------------------------------------------

Realized and Unrealized Gain on Investments and Futures Contracts
---------------------------------------------------------------------------------------------
                  Net realized gain (loss) from investment transactions .....     (20,205,629)
                  Net realized gain from futures transactions ...............       7,878,722
                  Net change in unrealized appreciation on investments ......     692,807,362
                  Net change in unrealized appreciation on futures contracts        4,463,160
                                                                                -------------
                  Net realized and unrealized gain on investments and futures
                    contracts ...............................................     684,943,615
                  ---------------------------------------------------------------------------
                  Net increase in net assets from operations                    $ 733,073,459
                  ---------------------------------------------------------------------------

                  * Includes $3,787,178 from the Portfolio's investment in the
                    BT Institutional Cash Management Fund.


    The accompanying notes are an integral part of the financial statements.

                         23 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                       Statement of Changes in Net Assets


                                                               Six Months
                                                                 Ended           Years Ended
                                                             June 30, 1999       December 31,
Increase (Decrease) in Net Assets                             (Unaudited)            1998
---------------------------------------------------------------------------------------------
                     Operations:
                     Net investment income .............   $    48,129,844    $    58,364,731
                     Net realized gain (loss) from
                       investments and futures
                       transactions ....................       (12,326,907)        35,274,688
                     Net change in unrealized
                       appreciation on investments and
                        futures contracts ..............       697,270,522        895,089,518
                                                           ---------------    ---------------
                     Net increase in net assets from
                       operations ......................       733,073,459        988,728,937
                                                           ---------------    ---------------
                     Capital Transactions:
                     Proceeds from capital invested ....     2,666,490,800      2,853,940,069
                     Value of capital withdrawn ........    (1,473,123,612)    (1,445,251,067)
                                                           ---------------    ---------------
                     Net increase in net assets from
                       capital transactions ............     1,193,367,188      1,408,689,002
                                                           ---------------    ---------------
                     Total increase in net assets ......     1,926,440,647      2,397,417,939
                     Net assets at beginning of year ...     5,200,504,410      2,803,086,471
                                                          ----------------   ----------------
                     Net assets at end of year .........   $ 7,126,945,057    $ 5,200,504,410
                                                          ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

                         24 - Equity 500 Index Portfolio

                              Financial Highlights

                           Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                                                            Six Months Ended
                                                             June 30, 1999               For the Year Ended December 31,
                                                              (Unaudited)     1998         1997         1996         1995      1994
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data and Ratios
Net assets, end of period (000s omitted) ................   $7,126,945   $5,200,504   $2,803,086   $1,925,224   $1,080,736  $559,772
Ratios to average net assets:
Net investment income (%) ...............................        1.51*         1.50         1.76         2.20         2.52     2.84
Expenses (%) ............................................        0.08*         0.08         0.08         0.10         0.10     0.10
Decrease reflected in above expense ratio due to expenses
  reimbursed and or fees waived by Bankers Trust (%) ....          --          0.02         0.07         0.05         0.05     0.06
Portfolio turnover rate (%) .............................          10             4           19           15            6       21

*  Annualized

                         25 - Equity 500 Index Portfolio

                          Notes to Financial Statements

                           Equity 500 Index Portfolio

            Note 1 - Organization and Significant Accounting Policies

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

                         26 - Equity 500 Index Portfolio

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                 Note 2 - Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). The Administration and Services Agreement provides for the Portfolio to pay the Adviser a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005% or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%. For the period January 1, 1998 to May 6, 1998, the Administration and Services Fee was 0.05% on an accrual basis. For the six months ended June 30, 1999, Administration and Services Fees amounted to $139,626.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the six months ended June 30, 1999, Advisor Fees amounted to $2,388,171, of which $267,757 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999 amounted to $3,787,178 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

For the six months ended June 30, 1999, the Portfolio paid affiliated brokerage commissions of $16,526.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and, Deutsche Bank AG ("Deutsche Bank") and Circle Acquisition Corporation ("Circle") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

                         27 - Equity 500 Index Portfolio

              Note 3 - Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999, were $1,976,610,265 and $615,765,892, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $4,804,171,277. The aggregate gross unrealized appreciation was $2,665,663,652, and the aggregate gross unrealized depreciation was $88,986,737 for all investments as of June 30, 1999. Payable for securities purchased at June 30, 1999 amounted to $318,781,154.

                           Note 4 - Futures Contracts

A summary of obligations under these financial instruments at June 30, 1999 is as follows:

                                                                                                 Unrealized
Type of Future             Expiration        Contracts    Position      Market Value ($)      Appreciation ($)
--------------             ----------        ---------    --------      ----------------      ----------------
S&P 500 Index Futures      September 1999       592         Long           204,491,600           5,603,496

At June 30, 1999, the Portfolio segregated approximately $12,540,000 to cover margin requirements on open futures contracts.

                               Note 5 - Net Assets

Paid-in capital ......................................   $4,526,563,993
Net unrealized appreciation on investments and futures    2,600,381,064
                                                         --------------
Total net assets .....................................   $7,126,945,057
                                                         ==============

                         28 - Equity 500 Index Portfolio

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market^+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series --
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free^+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Select 1000 Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans

Variable Annuities
  Scudder Horizon Plan**+++ +++
  Scudder Horizon Advantage**+++ +++ +++

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. +++ +++ +++A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.


                         29 - Scudder S&P 500 Index Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Personal Investment Organizer: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         30 - Scudder S&P 500 Index Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder
          Brokerage account already reserved for them, with
          no minimum investment. For information about
          Scudder Brokerage Services, call 1-800-700-0820.



          Fund Folio funds held less than six months will be charged a transaction fee. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                         31 - Scudder S&P 500 Index Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.



SCUDDER